Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) area	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 202,047	$ 157,362
Interest income	1,982	1,031
Equity in earnings of equity investees, net of tax	33,549	42,966
Segment operating (loss)/profit	(166,683)	(97,239)
Interest expense	(404)	(242)
Income tax benefit/(expense)	4,215	(1,859)
Depreciation/amortization	(4,376)	(3,522)
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,347	11,347
Segment information
Total assets	1,194,333		$ 1,372,661
Property, plant and equipment	44,059		41,275
Right-of-use assets	9,463		11,879
Leasehold land	12,494		13,169
Goodwill	3,259		3,380
Other intangible asset	122		163
Investments in equity investees	82,999		76,479
Oncology/Immunology segment
Segment reporting
Revenue from external customers	91,069	42,851
Other Ventures segment
Segment reporting
Revenue from external customers	110,978	114,511
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	91,069	42,851
Interest income	376	525
Equity in earnings of equity investees, net of tax	(2)	40
Segment operating (loss)/profit	(185,959)	(127,595)
Income tax benefit/(expense)	6,221	812
Depreciation/amortization	(4,064)	(3,265)
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,174	10,649
Segment information
Total assets	258,897		222,650
Property, plant and equipment	42,948		39,911
Right-of-use assets	6,779		8,566
Leasehold land	12,494		13,169
Investments in equity investees	461		480
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	27,552	5,056
Interest income	376	525
Equity in earnings of equity investees, net of tax	(2)	40
Segment operating (loss)/profit	(195,834)	(132,302)
Income tax benefit/(expense)	6,657	1,383
Depreciation/amortization	(4,064)	(3,265)
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,174	10,649
Segment information
Total assets	206,473		186,672
Property, plant and equipment	42,948		39,911
Right-of-use assets	6,779		8,566
Leasehold land	12,494		13,169
Investments in equity investees	461		480
Reportable segment | Oncology/Immunology segment | R&D | PRC
Segment reporting
Revenue from external customers	27,552	5,056
Interest income	376	523
Equity in earnings of equity investees, net of tax	(2)	40
Segment operating (loss)/profit	(92,529)	(69,961)
Income tax benefit/(expense)	(255)	(109)
Depreciation/amortization	(3,827)	(3,198)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,947	10,183
Segment information
Total assets	179,102		166,802
Property, plant and equipment	41,096		38,049
Right-of-use assets	3,309		4,798
Leasehold land	12,494		13,169
Investments in equity investees	461		480
Reportable segment | Oncology/Immunology segment | R&D | U.S. and others
Segment reporting
Interest income		2
Segment operating (loss)/profit	(103,305)	(62,341)
Income tax benefit/(expense)	6,912	1,492
Depreciation/amortization	(237)	(67)
Additions to non-current assets (other than financial instruments and deferred tax assets)	227	466
Segment information
Total assets	27,371		19,870
Property, plant and equipment	1,852		1,862
Right-of-use assets	3,470		3,768
Reportable segment | Oncology/Immunology segment | Marketed Products | PRC
Segment reporting
Revenue from external customers	63,517	37,795
Segment operating (loss)/profit	9,875	4,707
Income tax benefit/(expense)	(436)	(571)
Segment information
Total assets	52,424		35,978
Reportable segment | Other Ventures segment | PRC
Segment reporting
Revenue from external customers	110,978	114,511
Interest income	92	145
Equity in earnings of equity investees, net of tax	33,551	42,926
Segment operating (loss)/profit	36,142	44,663
Income tax benefit/(expense)	(317)	(265)
Depreciation/amortization	(154)	(160)
Additions to non-current assets (other than financial instruments and deferred tax assets)	160	632
Segment information
Total assets	221,742		225,898
Property, plant and equipment	639		746
Right-of-use assets	1,488		1,827
Goodwill	3,259		3,380
Other intangible asset	122		163
Investments in equity investees	82,538		75,999
Unallocated
Segment reporting
Interest income	1,514	361
Segment operating (loss)/profit	(16,866)	(14,307)
Interest expense	(404)	(242)
Income tax benefit/(expense)	(1,689)	(2,406)
Depreciation/amortization	(158)	(97)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13	$ 66
Segment information
Total assets	713,694		924,113
Property, plant and equipment	472		618
Right-of-use assets	$ 1,196		$ 1,486